Gains on Derivative Instruments and Other Financial Items, Net -Gains (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Derivative Instruments, Gain (Loss) [Line Items]
Gains on derivative instruments, net	$ 6,309	$ 2,297
Interest rate swap
Derivative Instruments, Gain (Loss) [Line Items]
Net interest income on undesignated interest rate swap (“IRS”) derivatives	4,555	3,750
Unrealized MTM adjustment for IRS derivatives	$ 1,754	$ (1,453)